Other investments	12 Months Ended
Dec. 31, 2018
Statements Line Items
Other investments [Text Block]

13.                 Other investments

	2018	2017
	$	$

Fair value through profit or loss (warrants)
Balance – January 1	8,092	10,935
Acquisitions	3,093	9,662
Exercise	-	(14,170)
Change in fair value	(7,837)	1,665

Balance – December 31	3,348	8,092

Fair value through other comprehensive income (shares)
Balance – January 1	106,841	97,274
Acquisitions	14,453	72,719
Exercise of warrants	-	500
Interests on financial assets at amortized cost paid in shares	-	12
Transfer from associates (Note 12)	46,625	-
Change in fair value	(29,773)	6,139
Transfer to associates (Note 12)	(7,048)	-
Disposals	(27,043)	(69,803)

Balance – December 31	104,055	106,841

Amortized cost
Balance – January 1	200	200
Acquisition	2,000	-

Balance – December 31	2,200	200

Total	109,603	115,133

The investments comprise common shares, warrants and notes receivable, mostly from Canadian publicly traded companies, in addition to the common shares held in Dalradian, which is a private company since September 7, 2018 (Note 12).